Schedule 1 - Yield, Inc,'s FS 2014, 2013 NRG Yield BS - USD ($)	3 Months Ended							5 Months Ended		6 Months Ended			7 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2013		Jun. 30, 2016	Jun. 30, 2015		Jul. 22, 2013	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Less: Pre-acquisition net income of Acquired ROFO assets	$ 5,000,000	$ (1,000,000)	[1],[2]	$ 1,000,000	[3]	$ (5,000,000)	[1],[2]	$ 22,000,000		$ 4,000,000	$ (4,000,000)	[3],[4]	$ (6,000,000)	$ (10,000,000)	[5]	$ 44,000,000	[5],[6]	$ 16,000,000	[5],[6]
Income Before Income Taxes	75,000,000	1,000,000	[1]	46,000,000	[4]	(25,000,000)	[1]			76,000,000	21,000,000	[4]		77,000,000	[7]	112,000,000	[7]	133,000,000	[7]
Cash and cash equivalents	89,000,000	76,000,000	[8],[9]	$ 307,000,000	[10]	$ 134,000,000	[9]	59,000,000	[11]	89,000,000	$ 307,000,000	[10]		111,000,000	[8],[12]	429,000,000	[9],[10],[11],[12]	59,000,000	[11]	$ 22,000,000	[11]
Deferred Tax Assets, Gross	170,000,000	180,000,000	[8]							170,000,000				170,000,000	[8],[12]	134,000,000	[12]
Total Assets	8,508,000,000	8,549,000,000	[8]							8,508,000,000				8,689,000,000	[8],[12]	8,794,000,000
Long-term Debt	5,552,000,000	5,601,000,000								5,552,000,000				5,656,000,000		5,800,000,000
Total Liabilities	5,853,000,000	5,894,000,000	[8]							5,853,000,000				5,951,000,000	[8],[13]	6,062,000,000	[13]
Preferred stock, $0.01 par value; 10,000,000 shares authorized; none issued	0	0	[8]							0				0	[8],[13]	0	[13]
Common Stock, Value, Issued	1,000,000	1,000,000	[8]							1,000,000				1,000,000	[8],[13]	0	[13]
Additional Paid in Capital	1,835,000,000	1,844,000,000	[8]							1,835,000,000				1,855,000,000	[8],[13]	1,240,000,000	[13]
Retained Earnings (Accumulated Deficit)	26,000,000	7,000,000	[8]							26,000,000				12,000,000	[8],[13]	3,000,000	[13]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(47,000,000)	(44,000,000)	[8]							(47,000,000)				(27,000,000)	[8],[13]	(9,000,000)	[13]
Noncontrolling interest	840,000,000	847,000,000	[8]							840,000,000				897,000,000	[8],[13]	1,498,000,000	[13]
Total Stockholders' Equity	2,655,000,000	2,655,000,000	[8]					1,588,000,000		2,655,000,000			$ 1,347,000,000	2,738,000,000	[8],[13]	2,732,000,000	[13]	1,588,000,000		1,341,000,000
Total Liabilities and Stockholders’ Equity	$ 8,508,000,000	$ 8,549,000,000	[8]							$ 8,508,000,000				$ 8,689,000,000	[8],[13]	$ 8,794,000,000	[13]
Common Stock, Par or Stated Value Per Share																$ 0.01
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01								$ 0.01			$ 0.01	$ 0.01		$ 0.01
Preferred Stock, Shares Authorized	10,000,000	10,000,000								10,000,000			10,000,000	10,000,000		10,000,000
Preferred Stock, Shares Issued	0	0								0				0		0
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01								$ 0.01				$ 0.01
Common Stock, Shares Authorized	500,000,000	500,000,000								500,000,000			500,000,000	500,000,000
Common Stock, Shares, Issued	34,586,250	34,586,250								34,586,250				34,586,250
Common Class B [Member]
Common Stock, Shares Authorized	500,000,000	500,000,000								500,000,000			500,000,000	500,000,000
Common Stock, Shares, Issued	42,738,750	42,738,750								42,738,750				42,738,750
Common Class C [Member]
Common Stock, Shares Authorized	500,000,000	500,000,000								500,000,000				500,000,000		500,000,000
Common Stock, Shares, Issued	62,784,250	62,784,250								62,784,250				62,784,250		34,586,250
Common Class D [Member]
Common Stock, Shares Authorized	500,000,000	500,000,000								500,000,000				500,000,000		500,000,000
Common Stock, Shares, Issued	42,738,750	42,738,750								42,738,750				42,738,750		42,738,750
NRG Yield, Inc. [Member]
Income Before Income Taxes														$ 77,000,000		$ 112,000,000	[6]	79,000,000	[6]
Cash and cash equivalents														1,000,000		0	[14]
Investments in subsidiaries														2,540,000,000		2,582,000,000	[14]
Notes Receivable, Related Parties														618,000,000		337,000,000	[14]
Deferred Tax Assets, Gross														170,000,000		134,000,000	[14]
Total Assets														3,329,000,000		3,053,000,000	[14]
Deferred income taxes														4,000,000		0	[14]
Other Liabilities, Current														1,000,000		0	[14]
Long-term Debt														586,000,000		321,000,000	[14]
Total Liabilities														591,000,000		321,000,000	[14]
Preferred stock, $0.01 par value; 10,000,000 shares authorized; none issued														0		0	[14]
Common Stock, Value, Issued														1,000,000		0	[14]
Additional Paid in Capital														1,855,000,000		1,240,000,000	[14]
Retained Earnings (Accumulated Deficit)														12,000,000		3,000,000	[14]
Accumulated Other Comprehensive Income (Loss), Net of Tax														(27,000,000)		(9,000,000)	[14]
Noncontrolling interest														897,000,000		1,498,000,000	[14]
Total Stockholders' Equity														2,738,000,000		2,732,000,000	[14]
Total Liabilities and Stockholders’ Equity														$ 3,329,000,000		$ 3,053,000,000	[14]
Preferred Stock, Par or Stated Value Per Share														$ 0.01		$ 0.01
Preferred Stock, Shares Authorized														10,000,000		10,000,000
Preferred Stock, Shares Issued														0		0
NRG Yield, Inc. [Member] | Common Class A [Member]
Common Stock, Par or Stated Value Per Share														$ 0.01		$ 0.01
Common Stock, Shares Authorized														500,000,000		500,000,000
Common Stock, Shares, Issued														34,586,250		34,586,250
NRG Yield, Inc. [Member] | Common Class B [Member]
Common Stock, Shares Authorized														500,000,000		500,000,000
Common Stock, Shares, Issued														42,738,750		42,738,750
NRG Yield [Member]
Cash and cash equivalents								$ 0	[6]					$ 1,000,000		$ 0	[6]	$ 0	[6]	$ 0	[6]

[1]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[6]	Retrospectively adjusted as discussed in Item 15 — Note 1, Nature of Business of the Company's Consolidated Financial Statements.
[7]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[8]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[9]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[10]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[11]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[12]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[13]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[14]	Retrospectively adjusted as discussed in Item 15 — Note 1, Nature of Business of the Company's Consolidated Financial Statements.